Commitments and Contingencies (Details) - USD ($)					1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jul. 01, 2021	Oct. 01, 2019	Jan. 01, 2019	May 31, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Unallocated expenses percentage							1.00%	1.00%
Aggregate number of shares percentage							5.00%	5.00%
Transaction fees percentage							3.00%	3.00%
Fair value of common share (in Dollars)							$ 62,486	$ 62,486
Common stock, per share (in Dollars per share)						$ 0.0039	$ 0.0039	$ 0.0039
Stock-based compensation (in Dollars)						$ 15,621	$ 31,242	$ 7,811
Balance amount (in Dollars)								$ 54,675
Operating lease, description							The term of the first lease is for a ten-year period from July 2014 to April 2024 starting with a monthly base rent of $1,200.	The term of the first lease is for a ten-year period from July 2014 to April 2024 starting with a monthly base rent of $1,200.
Prepaid Rent (in Dollars)								$ 1,200
Sales percentage							10.00%	10.00%
Incremental borrowing rate				10.00%				8.00%
Rent amount (in Dollars)			$ 6,582
Operating lease liabilities (in Dollars)								$ 122,946
Successive period term		1 year
Base salary (in Dollars)		$ 250,000
Increase rate		3.00%
Issuance of shares (in Shares)	500,000,000
Increasing authorized shares (in Shares)	6,000,000,000
Shares of common stock (in Shares)					16,021,937			16,021,937
Remaining amount (in Dollars)							$ 23,433
Lease agreement term			3 years
Operating lease liabilities (in Dollars)						$ 122,946	$ 122,946
Consulting Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Consulting agreement, description							As consideration for the services, the Company will issue a total of 32,043,874 shares of the Company’s common stock based on the following schedule: i) 16,021,937 shares of common stock upon execution of the Agreement and ii) 16,021,937 shares of common stock upon an uplisting of the Company’s common stock to a national exchange.	As consideration for the services, the Company will issue a total of 32,043,874 shares of the Company’s common stock based on the following schedule: i) 16,021,937 shares of common stock upon execution of the Agreement and ii) 16,021,937 shares of common stock upon an uplisting of the Company’s common stock to a national exchange.
Compensation percentage							7.00%	7.00%
Amended Employment Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Agreement term		5 years